Prepaids and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Prepaids and Other Current Assets [Abstract]
Schedule of Prepaids and Other Current Assets

Prepaids and other current assets consisted of the following at:

	December 31,	March 31,
	2025	2025
Security deposits	$190,518	$205,666
Deferred offering costs	381,173	-
Recoverable VAT	114,712	58,873
Other prepaid expenses	49,505	41,614
Total prepaids and other current assets	$735,908	$306,153

Prepaids and other current assets consisted of the following as of:

	March 31, 2025	March 31, 2024
Security deposits	$205,666	$353,737
Prepaid materials	—	39,458
Recoverable VAT	58,873	156,281
Other prepaid expenses	41,614	129,166
	$306,153	$678,642